Equity-based compensation (Tables)	6 Months Ended
Jun. 30, 2026
Share-Based Payment Arrangements [Abstract]
Summary of unvested share movements
The below table summarizes unvested share movements for all Alcon equity-based incentive plans for the six months ended June 30, 2026 and 2025.

	Six months ended June 30
(shares in millions)	2026	2025
Unvested at January 1	5.7	5.2
Granted	2.1	2.4
Vested	(1.8)	(1.6)
Forfeited	(0.2)	(0.2)
Unvested at June 30	5.8	5.8